Operating segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Summary of Segment Results, Assets and Liabilities by Segments

Following are the segment results, assets and liabilities by segments for the years ended December 31, 2015, 2016 and 2017.

December 31, 2015	Guadalajara		Tijuana		Puerto Vallarta		Los Cabos		Montego Bay		Hermosillo		Bajío		Other Airports		Total reportable segments		Other Companies			Eliminations	Total
Total revenues	Ps.	2,265,398	Ps.	1,171,362	Ps.	986,010	Ps.	1,240,376	Ps.	995,707	Ps.	315,929	Ps.	374,387	Ps.	757,740	Ps.	8,106,909	Ps.	—	Ps.	—	Ps.	8,106,909
Total intersegment revenues		—		—		—		—		—		—		—		—		—		2,869,819		(2,869,819)		—
Income from operations		1,351,741		483,094		576,686.5		663,087.0		531,608.0		110,332.9		205,163.0		117,646.5		4,039,360		2,552,892		(2,503,650)		4,088,600
Interest income		23,683		351		14,533		11,409		28,625		8,319		5,427		13,882		106,229		165,823		(181,163)		90,889
Interes expense		(60,567)		(7,965)		(25,625)		(38,980)		(65,446)		(10,042)		(8,757)		(19,317)		(236,699)		(153,768)		181,163		(209,304)
Depreciation and amortization for the year		(264,975)		(133,100)		(132,076)		(169,624)		(220,601)		(45,364)		(43,391)		(137,814)		(1,146,947)		(9,488)		—		(1,156,435)

Share of loss of associate		—		—		—		—		—		—		—		—		—		(13,704)		—		(13,704)
Income before income taxes		1,317,731		477,628		573,763		651,470		425,071		109,166		202,117		109,591		3,866,537		2,255,199		(2,503,650)		3,618,086
Income taxes expense		(342,702)		(96,375)		(144,532)		(143,253)		(73,513)		(39,829)		(53,423)		(10,180)		(903,809)		56,500		—		(847,309)
Total assets		7,721,569		4,678,483		3,451,306		3,574,307		3,268,824		1,336,608		1,194,583		3,505,736		28,731,418	31,013,292			(28,271,310)		31,473,399
Total liabilities		1,568,853		482,440		693,596		1,085,814		1,733,160		274,784		290,126		595,828		6,724,600		6,328,704		(3,735,947)		9,317,356
Net invesment in equity investees		—		—		—		—		—		—		—		—		—		92,232		—		92,232

Net cash flows provided by operations activities		1,030,285		395,064		476,215		624,153		716,970		158,785		227,176		359,969		3,988,617		628,116		288,020		4,904,753
Net cash flow used in investing activities		(216,928)		(190,172)		(110,996)		(162,116)		(20,744)		(75,239)		(59,393)		(331,656)		(1,167,242)		901,976		(3,404,661)		(3,669,927)
Net cash flow used in financing activities		(540,728)		(221,647)		(292,556)		(189,722)		(761,266)		33,105		(72,934)		118,811		(1,926,937)		(1,234,888)		3,327,995		166,171
Additions to non-curren as assets		5,397,740		3,125,835		2,447,205		2,608,721		5,322,545		891,345		788,939		2,334,419		22,916,749		144,514		—		23,061,263

December 31, 2016	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Bajío		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Total revenues	Ps.	3,126,311	Ps.	1,616,014	Ps.	1,251,283	Ps.	1,605,558	Ps.	1,622,031	Ps.	447,451	Ps.	502,340	Ps.	936,040	Ps.	11,107,029	Ps.	532	Ps.	—	Ps.	11,107,561
Total intersegment revenues		—		—		—		—		—		—		—		—		—		3,722,428		(3,722,428)		—
Income from operations		1,735,192		765,929		729,952		893,382		524,139		152,921		251,071		195,508		5,248,095		3,484,359		(3,497,562)		5,234,892
Interest income		71,363		11,374		25,813		34,894		—		15,414		11,819		20,509		191,186		451,089		(362,705)		279,570
Interes expense		(96,433)		(36,905)		(32,977)		(56,233)		(142,405)		(19,624)		(15,460)		(36,374)		(436,410)		(308,004)		362,705		(381,708)
Gain on financial invesmet held for trading purposes		—		—		—		—		—		—		—		—		—		68,261		—		68,261
Depreciation and amortization for the year		(268,391)		(153,645)		(139,500)		(188,376)		(333,924)		(49,111)		(47,960)		(159,275)		(1,340,182)		(8,205)		—		(1,348,387)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(11,728)		—		(11,728)
Income before income taxes		1,712,126		740,569		731,710		894,925		366,464		148,283		244,333		160,475		4,998,886		3,118,808		(3,497,562)		4,620,132
Income taxes expense		(430,926)		(175,261)		(181,021)		(278,486)		(97,113)		(31,073)		(59,545)		(22,028)		(1,275,454)		8,881		—		(1,266,573)
Total assets		8,602,939		5,322,674		3,589,999		4,042,519		4,017,963		1,629,746		1,308,647		3,762,056		32,276,543		33,785,689		(30,010,770)		36,051,462
Total liabilities		2,483,043		1,063,332		893,123		1,507,615		2,000,593		539,716		418,405		899,060		9,804,886		10,226,807		(6,384,800)		13,646,893
Net invesment in equity investees		—		—		—		—		—		—		—		—		—		21,636		—		21,636
Net cash flows provided by operations activities		1,612,152		444,953		743,818		1,028,391		753,970		176,530		220,897		326,250		5,306,963		334,240		—		5,641,203
Net cash flow used in investing activities		(555,859)		(427,335)		(93,100)		(208,502)		(45,195)		(132,778)		(103,264)		(278,412)		(1,844,445)		3,546,981		(3,519,092)		(1,816,557)
Net cash flow used in financing activities		(616,854)		(15,492)		(506,223)		(380,419)		(272,823)		125,786		(88,231)		75,641		(1,678,613)		(3,611,664)		3,519,092		(1,771,185)
Additions to non-curren as assets		5,757,015		3,411,502		2,456,977		2,638,572		6,117,021		1,002,690		859,982		2,465,893		24,709,652		178,302		—		24,887,954

December 31, 2017	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Bajío		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Total revenues	Ps.	3,398,484	Ps.	1,666,582	Ps.	1,462,309	Ps.	1,951,865	Ps.	1,852,687	Ps.	510,191	Ps.	625,544	Ps.	893,555	Ps.	12,361,218	Ps.	4,700	Ps.	—	Ps.	12,365,918
Total intersegment revenues		—		—		—		—		—		—		—		—		—		4,265,456	(4,265,456)			—
Income from operations		2,072,491		883,966		863,209		1,171,837		565,463		142,836		312,363		201,276		6,213,440		4,323,747	(4,255,456)			6,281,731
Interest income		105,328		45,775		53,166		65,601		—		26,798		15,648		32,674		344,991		750,350		(674,606)		420,735
Interes expense		(168,112)		(89,265)		(52,327)		(85,706)		(136,497)		(35,317)		(27,125)		(59,450)		(653,800)		(640,015)		674,606		(619,207)
Gain on financial invesmet held for trading purposes		—		—		—		—		—		—		—		—		—		34,361		—		34,361
Depreciation and amortization for the year		(295,445)		(161,892)		(142,763)		(201,241)		(344,861)		(59,241)		(52,836)		(175,472)		(1,433,750)		(9,813)		—		(1,443,562)
Share of loss of associate		—		—		—		—		—		—		—		—		—		(10,620)		—		(10,620)
Income before income taxes		2,008,984		840,689		856,050		1,135,132		445,269		134,220		303,605		188,364		5,912,312		4,514,866		(4,255,456)		6,171,722
Income taxes expense		(442,764)		(152,631)		(184,506)		(288,786)		(107,062)		(12,382)		(69,271)		(61,368)		(1,318,770)		(121,871)		—		(1,440,641)
Total assets		9,289,847		5,541,186		3,875,465		4,133,283		3,068,476		1,715,227		1,475,581		3,749,863		32,848,928		38,598,059		(31,929,455)		39,517,532
Total liabilities		3,133,738		1,498,785		1,127,055		1,872,045		1,854,290		663,360		571,006		1,022,867		11,743,146		13,871,716		(8,174,099)		17,440,763

Net invesment in equity investees		—		—		—		—		—		—		—		—		—		11,016		—		11,016
Net cash flows provided by operations activities		1,852,797		969,246		844,238		1,086,007		788,059		195,867		270,238		381,488		6,387,940		(105,808)		(113,430)		6,168,702
Net cash flow used in investing activities		(414,701)		(410,216)		(184,142)		(323,649)		(122,417)		(202,470)		(143,243)		(147,719)		(1,948,557)		4,839,982		4,830,000		(1,938,575)
Net cash flow used in financing activities		(1,144,341)		(560,617)		(436,447)		(825,018)		(287,859)		(77,101)		(123,028)		(232,161)		(3,686,573)		(2,830,743)		4,830,000		(1,687,316)
Additions to non-curren as assets		5,796,853		3,615,601		2,432,387		2,762,873		5,604,397		1,134,216		967,981		2,431,955		24,746,263		318,997		—		25,065,260